Long-Term Incentive Plan (Cash Flow Effects Of LTIP Settlements) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 2007 Awards [Member]	Dec. 31, 2011 2008 Awards [Member]	Dec. 31, 2012 2009 Awards [Member]
Long Term Incentive Plan [Line Items]
Settlement Date	January 2010	January 2011	January 2012
Number of Limited Partner Units Issued, Net of Tax Withholdings	280,634	505,492	722,766
Minimum Tax Withholdings (in millions)	$ 3.4	$ 7.4	$ 13.0
Employer Taxes (in millions)	0.5	0.9	1.3
Total Cash Taxes Paid (in millions)	$ 3.9	$ 8.3	$ 14.3